Business and Basis of Presentation (Schedule of Deferred Reinsurance) (Details) - Variable Annuities - Deferred Reinsurance Losses - USD ($) $ in Thousands	Jan. 01, 2021	Dec. 31, 2020
Accounting Pronouncements and Change in Accounting Principle [Line Items]
Balance	$ 20,632
As Previously Reported
Accounting Pronouncements and Change in Accounting Principle [Line Items]
Balance		$ 15,209
Unwinding amounts related to unrealized investment gains and losses
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Cash flow change	1,187
Effect of change in reserve basis to market risk benefits
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Cash flow change	$ 4,236